Business Combinations	6 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Business Combinations

NOTE 10 – BUSINESS COMBINATIONS

Set out below are the controlled and non-controlled members of the group between September 30, 2013 and March 31, 2015, which, in the opinion of the directors, are material to the group. The subsidiaries as listed below have share capital consisting solely of ordinary shares, which are held directly by the Company; the country of incorporation is also their principal place of business.

Name of Entity	Country of Incorporation	Acquisition Date	Voting Equity Interests	Nature of Relationship
Javathyme, Inc	U.S.A.	31-Jan-12	100%	Note 1
Instacash Pty Ltd and Instacash Trust	Australia	10-Oct-13	80%	Note 2
Papua New Guinea Alluvial Gold Mining Venture	Papua New Guinea	28-Feb-2014	70%	Note 3
Angel Jade Pty Ltd.	Australia	December 10, 2014	51%	Note 4

Angel Jade Pty Ltd.	Australia	November 6, 2014	increased to 70%	Note 4

Aqua Mining, Limited	Papua New Guinea	May 26, 2014	49%	Note 5

Aqua Mining, Limited	Papua New Guinea	March 23, 2015	increased to 90%	Note 5

Note 1: Javathyme, Inc was incorporated by Kibush Capital Corporation on January 31, 2005 and traded in coffee and spices. The Company ceased trading on March 31, 2013 and was subsequently dissolved on September 27, 2013.

Note 2: The Instacash Group consists of The Instacash Trust (an Australian Unit Trust) and Instacash (Pty) Ltd (the Australian Corporate Trustee Company). Instacash Trust operates as an Australian currency service provider, trading through its Corporate Trustee Company, Instacash (Pty) Ltd.

On October 12, 2013, the Company issued by directors resolution, 10,000,000 shares of newly issued common stock for the purchase of a Memorandum of Understanding (“MOU”), dated September 2, 2013 from a related company; which gave Kibush Capital Corporation the right to acquire 80% ownership in Instacash Pty Ltd, an Australian Currency Services provider. The fair value of the consideration paid for this acquisition was the fair market value of business combinations relying on ASC 805.

On October 10, 2013, the Company acquired 48 newly issued shares of common stock in Instacash (Pty) Ltd and 800 units in the Instacash Unit Trust, through signing a stock purchase agreement, for consideration of $500,000 paid through the issuance of a four-month promissory note, giving the Company 80% control over the two entities.

Note 3: On February 14, 2014, the Company entered into an Assignment and Bill of Sale with Five Arrows Limited (“Five Arrows”) pursuant to which Five Arrows agreed to assign to the Company all of its right, title and interest in two 50 ton per hour trammels, one 35 ton excavator, a warehouse/office, a concrete processing apron and four 35 ton per hour particle concentrators for use in our mining exploration. See Exhibit 10.5. In consideration, the Company issued 40,000,000 shares of its common stock to Five Arrows. On February 28, 2014, the Company entered into a joint venture agreement with the holders of alluvial gold mining leases (“Leaseholders”) of Mining Leases covering approximately 26 hectares located at Koranga in Wau, Morobe Province, Papua, New Guinea for gold mining exploration (“Joint Venture Agreement”). The Joint Venture Agreement entitles the leaseholders to 30% and the Company to 70% of net profits from the joint venture. The Company will manage and carry out mining exploration at the site, including entering into contracts with third parties and subcontractors (giving priority to the Leaseholders and their relatives and the local community for employment opportunities and spin-off business) at its cost, and all assets, including equipment and structures built on the site, will be the property of the Company. The Leaseholders and the Company will each contribute 1% from their share of net profits to a trust account for landowner and government requirements.

As this transaction was with a related party, the fair value of the consideration paid for this acquisition was limited the carrying cost of the assets in the hands of Five Arrows.

Note 4: The Company acquired control of Angel Jade Pty Ltd., an Australian limited company (“Angel Jade”) through a series of transactions as follows: In October 2014, the Company negotiated the acquisition of a 50% interest in Angel Jade (which was 90,000,000 shares of common stock) from Five Arrows Limited in exchange for 14,000,000 shares of our common stock. However, this agreement was not formalized until December 10, 2014. On October 9, 2014, the Company acquired 3,673,470 shares of newly issued common stock of Angel Jade in exchange for $17,170 ($19,584 AUD). These two transactions combined were intended to provided Kibush Capital with exactly 51% of the common stock of Angel Jade and control of the that company. On November 6, 2014, the Company further increased its ownership of Angel Jade by purchasing an additional 45,918,300 shares of common stock directly from Angel Jade for $215,994 ($250,000 AUD) and by purchasing 18,367,350 share of common stock from Alexander King/Laima Trust for $86,398 ($100,000 AUD). The Company now owns approximately 70% share of the issued and outstanding shares of Angel Jade’s common stock which totals 229,591,770 shares. For the fiscal year ended September 30, 2014, Angel Jade had no revenues, $13,906 in assets and no liabilities. For the interim period ended March 31, 2015, Angel Jade had no revenues, $179,075 in assets and $397 in liabilities.

Note 5: On May 26, 2014, the Company and Vincent Appo formed Aqua Mining Limited, a Papua New Guinea limited company (“Aqua Mining”), with the Company acquiring 49% of the common stock of Aqua Mining and Mr. Appo acquiring 51% of the common stock of Aqua Mining. For the fiscal year ended September 30, 2014, Aqua Mining had no revenues, $18,565 in assets and $91,872 in liabilities. For the interim period ended March 31, 2015, Aqua Mining had no revenues, $46,755 in assets and $215,003 in liabilities.

On March 23, 2015, the Company increased its ownership in Aqua Mining PNG Limited from 49% to 90% in exchange for assignment of the Company’s entire interest in the Koranga Joint Venture to Aqua Mining. Now, Aqua Mining will manage and carry out the exploration at the site, including entering into contracts with third parties and subcontractors (giving priority to the Leaseholders and their relatives and the local community for employment opportunities and spin-off business) at its cost, and all assets, including equipment and structures built on the site, will be the property of the Company. The Leaseholders and Aqua Mining will each contribute 1% from their share of net profits to a trust account for landowner and government requirements.